Statement of cash flows - Summary of significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant non-cash activities [Abstract]
Investment conversion	₩ 32,239	₩ 58,528	₩ 224,093
Transfers from construction-in-progress to property and equipment	18,748	56,575	76,004
Transfers between property and equipment and investment property	73,773	4,064	104,573
Transfers between assets held for sale to property and equipment	1,022	31,633	455
Transfers between investment property and assets held for sale	2,238	910	15,795
Accounts payable for purchase of intangible assets, etc.	137,058	137,476	472,798
Transaction for right-of-use assets	289,995	281,785	1,376,764
Exchange of shares related to acquisition of subsidiaries	0	629,449	0
Exchange of shares related to disposal of treasury stocks	₩ 0	₩ 287,669	₩ 0